Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Stockholders' Equity [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2014	$ 801	$ 51	$ 6,300	$ (1,219)	$ 210	$ (4,804)	$ 538	$ 263
Balance, shares at Dec. 31, 2014		232,580,000
Net income (loss)	1,599					1,526	1,526	73
Other comprehensive income	(29)				(29)		(29)
Share-based compensation plans	218		218				218
Treasury shares and restricted stock unit withholdings	$ (475)			$ (475)			(475)
Treasury shares and restricted stock unit withholdings, shares	(5,336,310)			(5,336,000)
Shares issued pursuant to stock awards	$ 51			$ 315		(264)	51
Shares issued pursuant to stock awards, shares		5,008,000
Issuance of common stock for business combination, net of issuance costs	9,686	$ 17	8,632	1,037			9,686
Issuance of common stock for business combination, net of issuance costs, shares		109,751,000
Dividends non-controlling interests	(51)							(51)
Changes in participation	3							3
Balance at Dec. 31, 2015	11,803	$ 68	15,150	(342)	181	(3,542)	11,515	288
Balance, shares at Dec. 31, 2015		342,003,000
Net income (loss)	259					200	200	59
Other comprehensive income	(147)				(147)		(147)
Reclassification of Warrants	168		168				168
Share-based compensation plans	336		336				336
Excess tax benefits from share-based compensation plans	21		21				21
Treasury shares and restricted stock unit withholdings	$ (1,280)			$ (1,280)			(1,280)
Treasury shares and restricted stock unit withholdings, shares	(15,537,868)			(15,538,000)
Shares issued pursuant to stock awards	$ 115			$ 707		(592)	115
Shares issued pursuant to stock awards, shares		8,927,000
Dividends non-controlling interests	(126)							(126)
Other	7	$ 3	4				7
Balance at Dec. 31, 2016	11,156	$ 71	15,679	(915)	34	(3,934)	10,935	221
Balance, shares at Dec. 31, 2016		335,392,000
Net income (loss)	2,272					2,215	2,215	57
Other comprehensive income	143				143		143
Share-based compensation plans	281		281				281
Treasury shares and restricted stock unit withholdings	$ (286)			$ (286)			(286)
Treasury shares and restricted stock unit withholdings, shares	(2,522,589)			(2,522,000)
Shares issued pursuant to stock awards	$ 233			$ 859		(626)	233
Shares issued pursuant to stock awards, shares		10,054,000
Dividends non-controlling interests	(89)							(89)
Cumulative effect adjustments	6					6	6
Balance at Dec. 31, 2017	$ 13,716	$ 71	$ 15,960	$ (342)	$ 177	$ (2,339)	$ 13,527	$ 189
Balance, shares at Dec. 31, 2017		342,924,000